Himax Technologies, Inc. (the Parent Company only) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	$ 802,917	$ 691,789	$ 840,542
Costs and expenses	743,682	661,117	767,817
Operating income (loss)	59,235	30,672	72,725
Gain on sale of securities	10	1,993	10,471
Other non-operating income (loss)	(5)	126	145
Earnings before income taxes	59,418	32,867	85,494
Income taxes expenses	(10,671)	(11,405)	(21,591)
Net income (loss)	48,747	21,462	63,903
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0
Costs and expenses	330	460	525
Operating income (loss)	(330)	(460)	(525)
Equity in earnings from subsidiaries and affiliates	55,191	20,820	49,656
Gain on sale of securities	0	1,682	10,743
Other non-operating income (loss)	(3,949)	3,153	6,724
Earnings before income taxes	50,912	25,195	66,598
Income taxes expenses	0	0	0
Net income (loss)	$ 50,912	$ 25,195	$ 66,598